Stock Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Restricted stock awards	Dec. 31, 2012 Restricted stock awards Minimum	Dec. 31, 2012 Stock options	Dec. 31, 2008 Performance Based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration term from the grant date (in years)				10 years
Options vesting period (in years)					3 years
Restricted stock awards vesting period (in years)							3 years		5 years
Common stock authorized for issuance				46,700,000
Shares available for future grants				17,400,000
Fair value of option granted	$ 12.0	$ 10.9	$ 11.7
Fair value of option vested	8.9	7.6	4.9
Unrecognized compensation cost related to unvested stock						$ 1.7		$ 9.6
Recognized over a remaining weighted-average vesting period (year)						1 year 6 months 29 days		1 year 7 months 13 days
Performance based restricted stock awards granted									187,500
Performance based restricted stock awards granted, weighted-average fair value									$ 43.61